Stockholders' Deficit (Details) - USD ($)				6 Months Ended	12 Months Ended
	May 05, 2023	Nov. 04, 2022	May 04, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2023	May 10, 2021
Stockholders' Deficit (Details) [Line Items]
Stockholders holding shares	2,449,091
Share amount (in Dollars)	$ 26,538,036
Per public share (in Dollars per share)	$ 10.84
Remaining amount (in Dollars)	$ 11,600,000
Public shares outstanding	1,090,718
Preferred Shares, shares authorized				1,000,000	1,000,000	1,000,000
Preferred Shares, shares par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Preferred Shares, shares issued				0	0	0
Preferred Shares, shares outstanding				0	0
Trust Account [Member]
Stockholders' Deficit (Details) [Line Items]
Share amount (in Dollars)		$ 143,462,997
Per public share (in Dollars per share)		$ 10.42
Remaining amount (in Dollars)		$ 36,900,000
Public shares outstanding		3,539,809
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, authorized				100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights				one	one
Common stock, shares issued				1,090,718
Common stock, shares outstanding				1,090,718	3,539,809	17,309,719
Common stock subject to possible redemption					3,539,809	17,309,719
Stockholders holding shares		13,769,910
Sponsor founder shares							2,128,715
Class A Common Stock [Member] | Over-Allotment Option [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Class A Common Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares issued				3,803,156	4,123,552
Common stock, shares outstanding				3,803,156	4,123,552	17,893,462
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, authorized				10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				one	one
Common stock issued				2,371,813	4,500,528
Common stock outstanding				2,371,813	4,500,528
Sponsor founder shares							2,128,715
Issued and outstanding, percentage			20.00%
Founder Shares [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock issued							2,128,715
Founder Shares [Member] | Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock issued							2,128,715
Founder shares			1,150,000
Sponsor founder shares			4,600,000
Transferred founder shares			70,000
Founder Shares [Member] | Class B Common Stock [Member] | Sponsor [Member]
Stockholders' Deficit (Details) [Line Items]
Founder shares			1,150,000
Founder Shares [Member] | Class B Common Stock [Member] | Over-Allotment Option [Member]
Stockholders' Deficit (Details) [Line Items]
Subject to forfeiture			600,000